Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and due from banks	$ 13,541	$ 15,420
Interest-bearing deposits	15,614	25,235
Securities available-for-sale at fair value (amortized cost of $23,855 in 2011 and $14,307 in 2010)	25,148	14,996
Securities held-to-maturity-at amortized cost (estimated fair value of $82,859 in 2011 and $61,711 in 2010)	80,598	59,566
Loans receivable-net of allowance for loan losses of $8,331 in 2011 and $9,256 in 2010	600,271	586,635
Accrued interest receivable	2,320	2,480
Investment in Federal Home Loan Bank stock, at cost	5,318	5,402
Real estate owned, net	1,405	1,181
Prepaid expenses and other assets	5,021	6,898
Goodwill	3,647	3,647
Life insurance contracts	13,905	13,310
Premises and equipment, net	26,415	26,754
TOTAL ASSETS	793,203	761,524
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	598,582	579,355
Advances from Federal Home Loan Bank	108,183	100,017
Advance payments by borrowers for taxes and insurance	2,436	2,463
Accrued interest payable	319	429
Accounts payable and other liabilities	3,696	3,747
TOTAL LIABILITIES	713,216	686,011
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, 5,000,000 shares authorized, none issued	0	0
Common stock, $.01 par value, 10,000,000 shares authorized; 4,688,697 and 4,672,567 shares issued, 2,062,040 and 2, 081,486 outstanding	47	47
Additional paid-in capital	53,372	52,685
Retained earnings	78,203	73,942
Unearned ESOP shares	(65)	(326)
Treasury stock, 2,626,657 and 2,591,081 shares - at cost	(52,058)	(50,862)
Accumulated other comprehensive loss on held-to-maturity securities	(353)	(428)
Accumulated other comprehensive income on available for sale securities	841	455
TOTAL STOCKHOLDERS' EQUITY	79,987	75,513
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 793,203	$ 761,524